ACQUISITIONS - Net Assets And Liabilities Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 76,558		$ 44,904	$ 41,826
Minimum
Business Acquisition [Line Items]
Expected useful life of acquired property, plant and equipment	3 years
Maximum
Business Acquisition [Line Items]
Expected useful life of acquired property, plant and equipment	5 years
Technology
Business Acquisition [Line Items]
Expected Useful Life	4 years
Customer relationships | Minimum
Business Acquisition [Line Items]
Expected Useful Life	4 years
Customer relationships | Maximum
Business Acquisition [Line Items]
Expected Useful Life	6 years
Brand | Minimum
Business Acquisition [Line Items]
Expected Useful Life	1 year
Brand | Maximum
Business Acquisition [Line Items]
Expected Useful Life	7 years
Non-competition agreements
Business Acquisition [Line Items]
Expected Useful Life	3 years
SmarterChaos
Business Acquisition [Line Items]
Goodwill	$ 3,078
Accounts receivable	576
Property and equipment	28
Accounts payable	(1,156)
Other assets acquired and liabilities assumed, net	496
Net assets and liabilities acquired	5,799
SmarterChaos | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
SmarterChaos | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 2,500
SmarterChaos | Customer relationships | Minimum
Business Acquisition [Line Items]
Expected Useful Life	5 years
SmarterChaos | Customer relationships | Maximum
Business Acquisition [Line Items]
Expected Useful Life	6 years
SmarterChaos | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 277
SmarterChaos | Brand | Minimum
Business Acquisition [Line Items]
Expected Useful Life	1 year
SmarterChaos | Brand | Maximum
Business Acquisition [Line Items]
Expected Useful Life	7 years
SmarterChaos | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 0
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Expected Useful Life	4 years
Goodwill	$ 9,761	$ 4,853
Accounts receivable	3,100
Property and equipment	250
Accounts payable	(2,887)
Other assets acquired and liabilities assumed, net	740
Net assets and liabilities acquired	$ 22,845
Aimtell, PushPros and Aramis | Technology
Business Acquisition [Line Items]
Expected Useful Life	4 years
Finite-lived intangible assets acquired	$ 3,900	10,500
Aimtell, PushPros and Aramis | Customer relationships
Business Acquisition [Line Items]
Expected Useful Life	4 years 1 month 6 days
Finite-lived intangible assets acquired	$ 7,690	7,920
Aimtell, PushPros and Aramis | Customer relationships | Minimum
Business Acquisition [Line Items]
Expected Useful Life	4 years
Aimtell, PushPros and Aramis | Customer relationships | Maximum
Business Acquisition [Line Items]
Expected Useful Life	6 years
Aimtell, PushPros and Aramis | Brand
Business Acquisition [Line Items]
Expected Useful Life	2 years 1 month 6 days
Finite-lived intangible assets acquired	$ 208	226
Aimtell, PushPros and Aramis | Non-competition agreements
Business Acquisition [Line Items]
Expected Useful Life	3 years
Finite-lived intangible assets acquired	$ 83	$ 117
Crisp Results
Business Acquisition [Line Items]
Goodwill	21,894
Accounts receivable	2,610
Property and equipment	220
Accounts payable	(1,593)
Other assets acquired and liabilities assumed, net	1
Net assets and liabilities acquired	50,132
Crisp Results | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	0
Crisp Results | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	19,600
Crisp Results | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	7,400
Crisp Results | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 0